FINANCIAL INSTRUMENTS - Hedge Accounting (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) $ / $	Dec. 31, 2019 ARS ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Gains and losses on cash flow hedges	$ 352,000		$ 0	$ 0
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Fair value assets	$ 71
Settlement 1
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts	72.36		40.06
Notional foreign currency rate	$ 71.56		$ 39.67
Settlement 1 | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Foreign currency rate from contracts | $ / $	66.45
Notional foreign currency rate		$ 62.2
Fair value assets	$ 71
Reserve of cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
(Gain)/loss reclassified to profit or loss – hedged item has affected profit or loss	54,000
Future contract
Disclosure of detailed information about hedging instruments [line items]
Fair value of contracts	0		$ 0	$ 0
Future contract | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Fair value of contracts	$ 0